UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Western Asset Management Company
Address: 385 E. Colorado Boulevard
         Pasadena, CA  91101

13F File Number:  28-10245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Ehrlich
Title:     Manager of Regulatory Affairs
Phone:     626-844-9407

Signature, Place, and Date of Signing:

     Kevin Ehrlich     Pasadena, CA     February 14, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $201,495 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBIBOWATER INC             COM NEW          003687209      834    57280 SH       DEFINED 1               57280        0        0
ANNALY CAP MGMT INC            NOTE 4.000% 2/1  035710AA0       81    70000 PRN      DEFINED 1               70000        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305   117548  2064406 SH       DEFINED 1             2064406        0        0
CITIGROUP INC                  UNIT 99/99/9999  172967416    12617   155000 SH       DEFINED 1              155000        0        0
CUMULUS MEDIA INC              CL A             231082108     2105   630000 SH       DEFINED 1              630000        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702       11     1260 SH       DEFINED 1                1260        0        0
E TRADE FINANCIAL CORP         NOTE 8/3         269246AZ7       90   115000 PRN      DEFINED 1              115000        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126     3800   485854 SH       DEFINED 1                   0        0   485854
GENERAL MTRS CO                COM              37045V100     1699    83784 SH       DEFINED 1               83784        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V118     5651   481724 SH       DEFINED 1                   0        0   481724
GEORGIA GULF CORP              COM PAR$0.01 NEW 373200302     7920   406349 SH       DEFINED 1              406349        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406        1        1 SH       DEFINED 1                   1        0        0
ISHARES TR                     S&P SH NTL AMTFR 464288158       54      500 SH       DEFINED 1                   0        0      500
LIBERTY MEDIA CORP             DEB 4.000%11/1   530715AG6     1102  2000000 PRN      DEFINED 1             2000000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    40019  1231729 SH       DEFINED 1             1231729        0        0
MAXCOM TELECOMUNICACIONES SA   ADR REP PR CTF   57773A508       24    13302 SH       DEFINED 1               13302        0        0
NORTEK INC                     COM NEW          656559309     3288   125669 SH       DEFINED 1              125669        0        0
SEMGROUP CORP                  CL A             81663A105     2439    93556 SH       DEFINED 1               93556        0        0
SEMGROUP CORP                  *W EXP 11/30/201 81663A113     1349   241161 SH       DEFINED 1                   0        0   241161
SINA CORP                      ORD              G81477104      863    16591 SH       DEFINED 1               16591        0        0